Investments - Teekay Offshore - Logitel Offshore Holding AS- Additional Information (Detail) - Logitel Offshore Holdings [Member] $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($)	Jun. 30, 2015	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2016 MaintenanceAndSafety	Dec. 31, 2016 MaintenanceAndSafety
Newbuildings [Member] | Cancellation Potential [Member]
Net Investment Income [Line Items]
Number of units for maintenance and safety				2
Teekay Offshore [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired	100.00%		100.00%
Aggregate purchase price, cash | $	$ 4,000		$ 4,000
Potential additional cash amount | $	$ 27,600		$ 27,600
Number of units for maintenance and safety			3
Teekay Offshore [Member] | Scheduled For Delivery [Member]
Net Investment Income [Line Items]
Number of units for maintenance and safety			3
Teekay Offshore [Member] | Delivered [Member]
Net Investment Income [Line Items]
Operating lease arrangement period, lessor		3 years
Teekay Offshore [Member] | Newbuildings [Member] | Cancellation Potential [Member] | Deferment Potential [Member]
Net Investment Income [Line Items]
Number of units for maintenance and safety					2